UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04661

Prudential Global Total Return Fund, Inc.

(Exact name of registrant as specified in charter)

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

(Address of principal executive offices)

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

(Name and address of agent for service)

800-225-1852

(Registrant’s telephone number, including area code)

Date of fiscal year end: 10/31/2011

Date of reporting period: 7/31/2011

Item 1.	Schedule of Investments

Prudential Global Total Return Fund, Inc.

Schedule of Investments

as of July 31, 2011 (Unaudited)

Principal Amount (000)#	Description	Value
LONG-TERM INVESTMENTS 96.6%
FOREIGN BONDS 40.3%
Belgium 1.0%
	Belgium Government Bond, Ser. 59,
EUR 1,250	2.750%, 03/28/16	$ 1,725,364

Bermuda 0.9%
	Alliance Oil Co. Ltd., Sr. Unsec’d. Notes, 144A,
$ 310	9.875%, 03/11/15	339,450
	Allied World Assurance Co. Holdings Ltd., Gtd. Notes,
30	5.500%, 11/15/20	30,982
250	7.500%, 08/01/16	290,264
	Axis Capital Holdings Ltd., Sr. Unsec’d. Notes,
400	5.750%, 12/01/14	435,234
	Digicel Ltd., Sr. Unsec’d. Notes, 144A,
250	12.000%, 04/01/14	288,750
	Weatherford International Ltd., Gtd. Notes,
65	5.125%, 09/15/20	69,752

		1,454,432

Brazil 1.9%
	Brazil Notas do Tesouro Nacional, Ser. F, Notes
BRL 1,000	10.000%, 01/01/14	607,379
	Cia Energetica de Sao Paulo, Sr. Notes, 144A, MTN,
BRL 2,850	9.750%, 01/15/15	2,571,883

		3,179,262

Canada 1.4%
	Agrium, Inc., Sr. Unsec’d. Notes,
25	6.125%, 01/15/41	27,748
	Canadian Pacific Railway Co., Sr. Unsec’d. Notes,
77	6.500%, 05/15/18	90,821
	CW Media Holdings, Inc., PIK, Gtd. Notes, 144A,
1,301	13.500%, 08/15/15	1,392,258
	Novelis, Inc., Gtd. Notes,
250	8.375%, 12/15/17	272,187
	Teck Resources Ltd., Sr. Sec’d. Notes,
29	10.250%, 05/15/16	34,800

	TransAlta Corp., Sr. Unsec’d. Notes,
200	6.650%, 05/15/18	232,451
	Videotron Ltee, Gtd. Notes,
325	9.125%, 04/15/18	365,219

		2,415,484

Cayman Islands 1.2%
	Country Garden Holdings Co., Sr. Unsec’d. Notes, 144A,
500	11.750%, 09/10/14	545,600
	ENN Energy Holdings Ltd., Sr. Unsec’d. Notes, 144A,
450	6.000%, 05/13/21	460,434
	Hutchison Whampoa International (09) Ltd., Gtd. Notes, RegS,
250	7.625%, 04/09/19	303,823
	MUFG Capital Finance 1 Ltd., Gtd. Notes.,
120	6.346%, 07/25/49(b)	125,624
	Seagate HDD Cayman, Gtd. Notes, 144A,
400	6.875%, 05/01/20	401,000
	Vale Overseas Ltd., Gtd. Notes,
80	6.875%, 11/21/36	92,302
125	6.875%, 11/10/39	144,575

		2,073,358

Chile 0.2%
	Empresa Nacional de Electricidad SA, Sr. Unsec’d. Notes,
260	8.350%, 08/01/13	289,924

Colombia 0.8%
	Republic of Colombia, Sr. Unsec’d. Notes,
COP 345,000	9.850%, 06/28/27	256,526
715	11.750%, 02/25/20	1,124,337

		1,380,863

France 0.3%
	Societe des Autoroutes Paris-Rhin-Rhone, Sr. Unsec’d. Notes, Ser. E, MTN,
EUR 200	5.000%, 01/12/17	298,534
	Vivendi SA, Sr. Unsec’d. Notes, 144A,
150	5.750%, 04/04/13	160,458

		458,992

Germany 0.9%
	Deutschland Bundesrepublik, Ser. 08
EUR 720	3.750%, 01/04/19	1,140,957
	Kreditanstalt Fuer Wiederaufbau, Gtd. Notes, Ser. E, MTN,
ZAR 905	8.500%, 08/22/11	135,560
	RWE AG, Jr. Sub. Notes,
EUR 200	4.625%, 09/29/49(b)	275,886

		1,552,403

Ghana 0.1%
	Republic of Ghana, Unsec’d. Notes, 144A,
200	8.500%, 10/04/17	226,760

Hungary 1.5%
	Hungary Government International Bond, Sr. Unsec’d. Notes,
	Ser. 3BR,
JPY 100,000	0.960%, 07/12/12	1,255,511
	Ser. 4BR,
JPY 100,000	1.670%, 03/18/13	1,242,300

		2,497,811

India 0.2%
	ICICI Bank Ltd., Sr. Unsec’d. Notes, 144A, MTN,
350	4.750%, 11/25/16	355,095

Ireland 0.7%
	Ireland Government Bond,
EUR 200	4.500%, 04/18/20	186,280
EUR 100	5.000%, 10/18/20	96,105
	MTS International Funding Ltd., Sec’d. Notes, 144A,
295	8.625%, 06/22/20	337,406
	Novatek Finance Ltd., Sr. Unsec’d. Notes, 144A,
435	5.326%, 02/03/16	454,053
	Willis Group Holdings PLC, Gtd. Notes,
100	4.125%, 03/15/16	103,339

		1,177,183

Israel 2.1%
	Israel Government International Bond, Sr. Unsec’d. Notes,
800	5.125%, 03/26/19	880,719
	Israel Treasury Bill, Ser. 1111,
ILS 9,000	3.210%, 11/02/11(c)	2,608,402

		3,489,121

Italy 1.9%
	Italy Buoni Poliennali del Tesoro,
EUR 325	6.000%, 05/01/31	454,152
	Italy Certificati di Credito del Tesoro,
EUR 2,000	4.290%, 04/30/13(c)	2,670,632

		3,124,784

Japan 3.0%
	Japan Government Twenty Year Bond, Sr. Unsec’d. Notes,
	Ser. 108
JPY 142,800	1.900%, 12/20/28	1,892,454
	Ser. 109
JPY 141,000	1.900%, 03/20/29	1,864,973
	Ser. 116
JPY 99,000	2.200%, 03/20/30	1,360,487

		5,117,914

Luxembourg 1.6%
	ArcelorMittal, Sr. Unsec’d. Notes,
250	6.125%, 06/01/18	275,131
50	6.750%, 03/01/41	51,118
	Enel Finance International NV, Gtd. Notes, 144A,
300	6.000%, 10/07/39	263,706

	GAZ Capital SA for Gazprom,
	Sr. Unsec’d. Notes, 144A,
250	9.250%, 04/23/19	320,625
	Sr. Unsec’d. Notes, RegS,
500	9.250%, 04/23/19	641,250
	Gazprom International SA for Gazprom, Gtd. Notes, RegS,
336	7.201%, 02/01/20	372,547
	MHP SA, Gtd. Notes, 144A,
325	10.250%, 04/29/15	345,378
	RSHB Capital SA for OJSC Russian Agricultural Bank, Sec’d. Notes, 144A,
380	7.125%, 01/14/14	412,300

		2,682,055

Mexico 1.1%
	Mexican Bonos, Ser. M 30
MXN 16,830	10.000%, 11/20/36	1,802,350

Netherlands 0.4%
	Indo Integrated Energy II BV, Sr. Sec’d. Notes, RegS,
200	9.750%, 11/05/16	228,500
	NXP BV/NXP Funding LLC, Sr. Sec’d. Notes, Ser. EXCH,
EUR 272	4.355%, 10/15/13(b)	388,223

		616,723

Norway 0.6%
	Kommunalbanken AS, Sr. Unsec’d. Notes, 144A,
1,050	1.000%, 06/16/14	1,055,347

Panama 1.0%
	Republic of Panama, Sr. Unsec’d. Notes,
1,000	7.125%, 01/29/26	1,251,500
300	7.250%, 03/15/15	354,450

		1,605,950

Peru 1.1%
	Peruvian Government International Bond,
1,500	7.350%, 07/21/25	1,905,000

Poland 2.0%
	Poland Government International Bond, Sr. Unsec’d. Notes,
650	6.375%, 07/15/19	741,000
	Ser. 3BR,
JPY 100,000	1.000%, 06/20/12	1,291,984
	Ser. 8,
JPY 100,000	1.920%, 11/13/12	1,299,125

		3,332,109

Portugal 0.5%
	Portugal Obrigacoes do Tesouro OT,
EUR 400	4.800%, 06/15/20	336,556
	Sr. Unsec’d. Notes,
EUR 600	4.100%, 04/15/37	433,580

		770,136

Qatar 0.2%
	Qatar Government International Bond, Sr. Unsec’d. Notes, 144A,
315	6.400%, 01/20/40	359,887

Russia 0.6%
	Russian Foreign Bond, Unsub. Notes, 144A,
865	7.500%, 03/31/30	1,034,220

Singapore 0.1%
	Bumi Investment Pte Ltd., Sec’d. Notes, MTN, RegS,
140	10.750%, 10/06/17	161,525

South Africa 1.2%
	South Africa Government Bond, Ser. R214,
ZAR 10,640	6.500%, 02/28/41	1,197,541
	South Africa Government International Bond,
EUR 550	5.250%, 05/16/13	822,226

		2,019,767

South Korea 4.0%
	Export-Import Bank of Korea, Sr. Unsec’d. Notes,
240	5.875%, 01/14/15	266,691
100	8.125%, 01/21/14	114,265
	Ser. E, MTN,
HKD 3,000	0.960%, 02/07/12	384,878
HKD 3,000	1.560%, 09/22/11(b)	385,259
SGD 250	1.570%, 05/24/12	208,402
HKD 1,000	3.070%, 10/15/12	131,134
HKD 1,000	3.340%, 08/07/11	128,337
HKD 5,000	4.250%, 06/15/12	658,460
	Industrial Bank of Korea, Sr. Unsec’d. Notes, Ser. 7,
JPY 100,000	1.700%, 07/23/12	1,298,149
	Korea Development Bank, Sr. Unsec’d. Notes,
	Ser. 29,
JPY 100,000	2.510%, 09/14/11	1,301,734
	Ser. E, MTN,
HKD 2,000	1.000%, 10/21/11	256,623
	Korea Housing Finance Corp., Covered Notes, RegS,
1,000	4.125%, 12/15/15	1,038,628
	Korea Hydro & Nuclear Power Co. Ltd., Sr. Unsec’d. Notes, 144A,
270	4.750%, 07/13/21	270,991
	Shinhan Bank, Sr. Unsec’d. Notes, 144A,
300	4.125%, 10/04/16	309,944

		6,753,495

Spain 2.3%
	Spain Government Bond,
EUR 1,100	3.250%, 04/30/16	1,436,386
EUR 560	5.750%, 07/30/32	750,396

	Sr. Unsub. Notes,
EUR 1,300	4.000%, 04/30/20	1,628,502

		3,815,284

Supranational 0.1%
	Corp. Andina de Fomento, Sr. Unsec’d. Notes,
230	3.750%, 01/15/16	235,320

Turkey 1.3%
	Turkey Government Bond,
TRY 2,100	7.800%, 10/12/11(c)	1,223,714
TRY 1,000	7.840%, 11/16/11(c)	578,349
TRY 500	8.690%, 04/25/12(c)	277,917
	Turkiye Garanti Bankasi AS, Sr. Unsec’d. Notes, 144A,
200	6.250%, 04/20/21	194,000

		2,273,980

Ukraine 0.2%
	NAK Naftogaz Ukraine, Gtd. Notes,
320	9.500%, 09/30/14	351,600

United Arab Emirates 0.1%
	Dubai Electricity & Water Authority, Sr. Unsec’d. Notes, 144A,
100	8.500%, 04/22/15	112,500

United Kingdom 3.6%
	BP Capital Markets PLC, Gtd. Notes,
125	4.500%, 10/01/20	133,677
30	5.250%, 11/07/13	32,601
	HSBC Bank PLC, Covered Notes, 144A,
285	1.625%, 07/07/14	285,364
	HSBC Holdings PLC,
	Sr. Unsec’d. Notes,
250	5.100%, 04/05/21	262,584
	Sub. Notes,
125	6.500%, 09/15/37	129,859
250	6.800%, 06/01/38	268,194
	Imperial Tobacco Finance PLC, Gtd. Notes, Ser. E, MTN,
EUR 200	8.375%, 02/17/16	343,965
	Lloyds TSB Bank PLC, Gtd. Notes., 144A, MTN,
245	5.800%, 01/13/20	248,696
	Royal Bank of Scotland Group PLC, Sr. Unsec’d. Notes, MTN,
150	6.400%, 10/21/19	155,770
	Royal Bank of Scotland PLC (The), Gtd. Notes, Ser. 2,
140	3.400%, 08/23/13	142,920
	United Kingdom Treasury Bonds,
GBP 425	4.250%, 06/07/32	731,364
GBP 1,220	4.750%, 12/07/30(a)	2,241,286
GBP 190	4.750%, 12/07/38	351,697
GBP 95	6.000%, 12/07/28	201,511

	XL Capital Finance Europe PLC, Gtd. Notes,
600	6.500%, 01/15/12	614,703

		6,144,191

Venezuela 0.1%
	Petroleos de Venezuela SA, Sr. Unsec’d. Notes, Ser. 2014,
40	4.900%, 10/28/14	30,900
	Republic of Venezuela, Sr. Unsec’d. Notes,
110	9.250%, 09/15/27	82,225

		113,125

Virgin Islands (BR) 0.1%
	Mega Advance Investments Ltd., Gtd. Notes, 144A,
200	5.000%, 05/12/21	202,563

	Total foreign bonds	67,865,877

ASSET-BACKED SECURITIES 11.2%
Non-Residential Mortgage-Backed Securities 6.0%
	Apidos CDO (Cayman Islands), Ser. 2006-4A, Class A1, 144A,
500	0.502%, 10/27/18(b)	481,450
	ARES CLO Funds (Cayman Islands),
	Ser. 2003-7AW, Class A1A, 144A,
221	0.618%, 05/08/15(b)	218,462
	Ser. 2011-16A, Class A, 144A,
500	2.031%, 05/17/21(b)	502,750
	BlackRock Senior Income Series Corp. (Cayman Islands), Ser. 2005-2A, Class A1, 144A,
487	0.507%, 05/25/17(b)	471,966
	Citibank Credit Card Issuance Trust,
	Ser. 2005-C2, Class C2,
825	0.657%, 03/24/17(b)	806,961
	Ser. 2005-C3, Class C3,
625	0.597%, 07/15/14(b)	621,758
	Ser. 2006-C1, Class C1,
1,000	0.586%, 02/20/15(b)	991,207
	Four Corners CLO (Cayman Islands), Ser. 2006-3A, Class A, 144A,
817	0.503%, 07/22/20(b)	773,948
	FUEL Trust, Sec’d. Notes, 144A,
200	3.984%, 06/15/16	201,806
250	4.207%, 04/15/16	254,136
	Gulf Stream Compass CLO Ltd. (Cayman Islands), Ser. 2004- 1A, Class A, 144A,
62	0.609%, 07/15/16(b)	61,016
	Katonah Ltd. (Cayman Islands), Ser. 2005-7A, Class A2, 144A,
485	0.521%, 11/15/17(b)	465,735
	Landmark CDO Ltd. (Cayman Islands), Ser. 2006-8A, Class A1, 144A,
484	0.490%, 10/19/20(b)	463,071

	MBNA Credit Card Master Note Trust,
	Ser. 2002-C3, Class C3,
200	1.537%, 10/15/14(b)	200,985
	Ser. 2004-C2, Class C2,
1,520	1.087%, 11/15/16(b)	1,515,005
	Ser. 2006-C1, Class C1,
400	0.607%, 07/15/15(b)	396,533
	Mountain Capital CLO Ltd. (Cayman Islands),
	Ser. 2004-3A, Class A1LA, 144A,
116	0.676%, 02/15/16(b)	113,864
	Ser. 2005-4A, Class A1L, 144A,
593	0.497%, 03/15/18(b)	568,829
	North Westerly CLO BV (Netherlands), Ser. II-A, Class A, 144A,
EUR 481	1.871%, 09/14/19(b)	646,237
	Railcar Leasing LLC, Ser. 1997-1, Class A2, 144A,
102	7.125%, 01/15/13	104,752
	Venture CDO Ltd. (Cayman Islands), Ser. 2003-1A, Class A1, 144A,
220	0.752%, 01/21/16(b)(e)	214,673

		10,075,144

Residential Mortgage-Backed Securities 5.2%
	ACE Securities Corp., Ser. 2004-FM1, Class M1,
354	1.087%, 09/25/33(b)	280,695
	Aegis Asset Backed Securities Trust, Ser. 2004-2, Class A5,
449	0.637%, 06/25/34(b)	395,362
	Ameriquest Mortgage Securities, Inc., Ser. 2004-R8, Class M1,
400	0.827%, 09/25/34(b)	321,894
	Argent Securities, Inc., Ser. 2004-W6, Class M1,
406	0.737%, 05/25/34(b)	322,920
	Bear Stearns Asset Backed Securities Trust,
	Ser. 2004-HE2, Class M1,
358	1.087%, 03/25/34(b)	287,688
	Ser. 2004-HE3, Class M2,
309	1.912%, 04/25/34(b)	266,082
	Chase Funding Loan Acquisition Trust, Ser. 2004-AQ1, Class A2,
259	0.587%, 05/25/34(b)	231,168
	Citigroup Mortgage Loan Trust, Inc., Ser. 2004-OPT1, Class A2,
292	0.547%, 10/25/34(b)	264,191
	Countrywide Asset-Backed Certificates, Ser. 2002-5, Class MV1,
251	1.687%, 03/25/33(b)	221,291
	Fremont Home Loan Trust, Ser. 2004-1, Class M1,
421	0.862%, 02/25/34(b)	324,747
	GSAMP Trust, Ser. 2004-FM1, Class M1,
307	1.162%, 11/25/33(b)	258,572
	Home Equity Asset Trust, Ser. 2004-3, Class M1,
616	1.042%, 08/25/34(b)	457,727

	Ser. 2005-5, Class 2A2,
64	0.437%, 11/25/35(b)	63,038
	HSBC Home Equity Loan Trust, Ser. 2007-2, Class A4,
400	0.486%, 07/20/36(b)	319,314
	Long Beach Mortgage Loan Trust, Ser. 2004-3, Class M1,
600	0.757%, 07/25/34(b)	465,268
	Mastr Asset Backed Securities Trust, Ser. 2004-OPT2, Class A1,
375	0.537%, 09/25/34(b)	296,060
	Merrill Lynch Mortgage Investors, Inc., Ser. 2004-HE2, Class M1,
300	0.987%, 08/25/35(b)	204,178
	Morgan Stanley ABS Capital I,
	Ser. 2003-NC8, Class M1,
413	1.237%, 09/25/33(b)	323,952
	Ser. 2004-NC1, Class M1,
505	1.237%, 12/27/33(b)	411,856
	Ser. 2004-OP1, Class M1,
437	0.767%, 11/25/34(b)	347,895
	Ser. 2004-WMC1, Class M1,
802	1.117%, 06/25/34(b)	679,334
	Ser. 2004-WMC2, Class M1,
325	1.102%, 07/25/34(b)	266,482
	Morgan Stanley Dean Witter Capital I, Ser. 2002-AM3, Class A3,
383	1.167%, 02/25/33(b)	313,434
	New Century Home Equity Loan Trust, Ser. 2003-4, Class M1,
536	1.312%, 10/25/33(b)	440,249
	Option One Mortgage Loan Trust, Ser. 2003-6, Class A2,
389	0.517%, 11/25/33(b)	322,169
	Popular ABS Mortgage Pass-Through Trust, Ser. 2004-4, Class M1,
230	5.181%, 09/25/34	164,365
	Saxon Asset Securities Trust, Ser. 2004-2, Class MF1,
205	5.500%, 08/25/35	150,211
	Structured Asset Investment Loan Trust,
	Ser. 2004-2, Class A4,
106	0.892%, 03/25/34(b)	78,640
	Ser. 2004-8, Class A8,
376	0.687%, 09/25/34(b)	319,363

		8,798,145

	Total asset-backed securities	18,873,289

BANK LOANS(b) 1.0%
Automotive 0.1%
200	Chrysler LLC,
	6.000%, 05/24/17	194,625

Capital Goods 0.2%
	Capital Safety Group Ltd.,
82	2.187%, 07/20/15	75,711
218	2.937%, 07/20/16	201,789

		277,500

Foods 0.1%
	Del Monte Foods Co.,
150	4.500%, 03/08/18	149,250

Gaming 0.1%
	CCM Merger, Inc.,
145	7.000%, 03/01/17	146,375

Healthcare & Pharmaceutical 0.1%
	HCA, Inc.,
56	2.496%, 11/18/13	55,192
134	3.496%, 03/31/17	130,901
	Mylan, Inc.,
39	3.500%, 10/02/14	39,303

		225,396

Technology 0.2%
	First Data Corp.,
25	2.937%, 09/24/14	23,499
237	4.246%, 03/24/18	217,622
	SunGard Data System, Inc.,
6	1.936%, 02/28/14	6,260
164	3.853%, 02/28/16	162,945

		410,326

Telecommunications 0.2%
	Fibertech Networks LLC,
299	6.750%, 11/30/16	301,485

	Total bank loans	1,704,957

COMMERCIAL MORTGAGE-BACKED SECURITIES 7.2%
	Commercial Mortgage Pass Through Certificates, Ser. 2006- C7, Class A4,
700	5.751%, 06/10/46(b)	774,332
	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005-C5, Class A4,
600	5.100%, 08/15/38(b)	654,021
	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C5, Class A2,
650	5.589%, 09/15/40	664,699
	CW Capital Cobalt Ltd., Ser. 2007-C3, Class A3,
400	5.816%, 05/15/46(b)	426,650

	GE Capital Commercial Mortgage Corp., Ser. 2006-C1, Class A4,
700	5.333%, 03/10/44(b)	764,273
	Greenwich Capital Commercial Funding Corp.,
	Ser. 2005-GG5, Class A5,
600	5.224%, 04/10/37(b)	646,702
	Ser. 2007-GG9, Class A2,
605	5.381%, 03/10/39	611,745
	GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A2,
414	5.778%, 08/10/45(b)	422,259
	JPMorgan Chase Commercial Mortgage Securities Corp.,
	Ser. 2005-LDP4, Class A3A1,
396	4.871%, 10/15/42	395,625
	Ser. 2005-LDP5, Class A4,
1,000	5.205%, 12/15/44(b)	1,095,630
	Ser. 2007-LD12, Class A2,
650	5.827%, 02/15/51	665,603
	LB-UBS Commercial Mortgage Trust,
	Ser. 2006-C3, Class A4,
700	5.661%, 03/15/39(b)	769,498
	Ser. 2007-C6, Class A2,
1,980	5.845%, 07/15/40	2,033,853
	Merrill Lynch Mortgage Trust, Ser. 2008-C1, Class A2,
650	5.425%, 02/12/51	665,003
	Morgan Stanley Capital I, Ser. 2005-IQ9, Class A4,
740	4.660%, 07/15/56	782,868
	Wachovia Bank Commercial Mortgage Trust, Ser. 2007-C34, Class A2,
650	5.569%, 05/15/46	665,404

	Total commercial mortgage-backed securities	12,038,165

CORPORATE BONDS 23.6%
Aerospace & Defense
	L-3 Communications Corp., Gtd. Notes,
75	4.750%, 07/15/20	77,130

Airlines 0.3%
	Continental Airlines, Inc., Pass-thru Certs., Ser. A,
100	4.750%, 01/12/21	97,500
	Delta Air Lines, Inc., Pass-thru Certs.,
	Ser. 071A,
235	6.821%, 08/10/22	244,016
	Ser. 2A,
25	4.950%, 05/23/19	24,519
	Ser. A,
25	5.300%, 04/15/19	25,095
	United Airlines, Inc., Pass-thru Certs., Ser. 071A,
120	6.636%, 07/02/22	120,409

		511,539

Automotive 0.2%
	BorgWarner, Inc., Sr. Unsec’d. Notes,
50	4.625%, 09/15/20	51,966
	Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes,
225	5.625%, 09/15/15	239,228
	Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN,
75	5.750%, 12/15/14	82,566

		373,760

Banking 4.1%
	American Express Co., Sr. Unsec’d. Notes,
140	8.125%, 05/20/19	179,720
	Bank of America Corp.,
	Jr. Sub. Notes, Ser. K,
235	8.000%, 12/29/49(b)	242,029
	Sr. Unsec’d. Notes, MTN,
130	5.000%, 05/13/21	128,674
	Sr. Unsec’d. Notes, Ser. 1,
120	3.750%, 07/12/16	120,493
	Sub. Notes,
400	4.750%, 08/15/13	417,132
	Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes,
200	7.250%, 02/01/18	240,618
	Capital One Capital V,
170	10.250%, 08/15/39	179,860
	Capital One Financial Corp., Sub. Notes,
115	6.150%, 09/01/16	129,073
	Citigroup, Inc.,
	Sr. Unsec’d. Notes,
600	6.500%, 08/19/13	652,125
110	8.125%, 07/15/39	141,904
	Sub. Notes,
300	5.500%, 02/15/17	319,104
	Goldman Sachs Group, Inc. (The),
	Sr. Notes,
205	6.250%, 02/01/41	206,185
	Sr. Unsec’d. Notes,
105	5.250%, 07/27/21	107,183
	Sub. Notes,
85	6.750%, 10/01/37	85,021
	JPMorgan Chase & Co.,
	Jr. Sub. Notes, Ser. 1,
450	7.900%, 04/29/49(b)	482,355
	Sr. Unsec’d. Notes,
580	3.150%, 07/05/16	586,116
30	4.250%, 10/15/20	29,924
150	6.000%, 01/15/18	170,065
	KeyCorp, Sr. Unsec’d. Notes, MTN,
90	5.100%, 03/24/21	94,160
	Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN,
600	5.450%, 02/05/13	631,457
65	6.050%, 08/15/12	67,856

	Morgan Stanley, Sr. Unsec’d. Notes,
220	5.500%, 07/28/21	226,765
170	5.625%, 09/23/19, MTN	177,333
	Santander Holdings USA, Inc., Sr. Unsec’d. Notes,
50	4.625%, 04/19/16	51,657
	State Street Corp., Jr. Sub. Debs.
245	4.956%, 03/15/18	265,791
	SunTrust Banks, Inc., Sr. Unsec’d. Notes,
300	5.250%, 11/05/12	314,881
	US Bancorp, Jr. Sub. Notes,
340	3.442%, 02/01/16	349,187
	USB Capital XIII Trust,
150	6.625%, 12/15/39	156,595
	Wells Fargo & Co., Sr. Unsec’d. Notes,
210	3.676%, 06/15/16	220,582

		6,973,845

Brokerage
	Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN,
100	6.875%, 05/02/18(d)	27,375

Building Materials & Construction 0.7%
	CRH America, Inc., Gtd. Notes,
327	5.625%, 09/30/11	329,427
110	8.125%, 07/15/18	131,876
	Masco Corp., Sr. Unsec’d. Notes,
260	7.125%, 08/15/13	278,756
	Toll Brothers Finance Corp., Gtd. Notes,
420	5.150%, 05/15/15	436,956

		1,177,015

Cable 1.3%
	Cequel Communications Holdings I LLC and Cequel Capital Corp., Sr. Unsec’d. Notes, 144A,
250	8.625%, 11/15/17	265,937
	Charter Communications Operating LLC / Charter Communications Operating Capital, Sec’d. Notes, 144A,
850	8.000%, 04/30/12	884,000
	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Gtd. Notes,
125	3.500%, 03/01/16	131,548
25	3.550%, 03/15/15	26,536
265	4.750%, 10/01/14	292,179
	Time Warner Cable, Inc., Gtd. Notes,
195	6.750%, 07/01/18	232,240
300	8.750%, 02/14/19	392,937

		2,225,377

Capital Goods 0.5%
	Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN,
145	5.850%, 09/01/17	171,529

	ERAC USA Finance LLC, Gtd. Notes, 144A,
	6.375%, 10/15/17
250	(original cost $273,750; purchased 02/09/10)(e)(f)	295,259
	Textron, Inc., Sr. Unsec’d. Notes,
100	5.600%, 12/01/17	109,296
200	7.250%, 10/01/19	240,216

		816,300

Chemicals 0.4%
	Dow Chemical Co. (The), Sr. Unsec’d. Notes,
75	5.900%, 02/15/15	85,459
250	7.600%, 05/15/14	291,411
152	9.400%, 05/15/39	237,809
	PPG Industries, Inc., Sr. Unsec’d. Notes,
25	5.500%, 11/15/40	25,749

		640,428

Consumer 0.4%
	Realogy Corp., Gtd. Notes,
1	12.000%, 04/15/17	1,223
	Sealy Mattress Co., Sr. Sec’d. Notes, 144A,
339	10.875%, 04/15/16	378,832
	Service Corp. International, Sr. Unsec’d. Notes,
250	7.000%, 06/15/17	271,250

		651,305

Electric 0.7%
	AES Corp. (The), Sr. Unsec’d. Notes,
250	8.000%, 10/15/17	270,000
	Duke Energy Corp., Sr. Unsec’d. Notes,
350	6.300%, 02/01/14	393,092
	North American Energy Alliance LLC / North American Energy Alliance Finance Corp., Sec’d. Notes, 144A,
150	10.875%, 06/01/16 (original cost $146,609; purchased 09/22/09)(e)(f)	166,500
	Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes,
105	6.800%, 09/01/18	125,080
	Peco Energy Co., First. Ref. Mtge.,
100	5.350%, 03/01/18	113,593
	Public Service Co. of New Mexico, Sr. Unsec’d. Notes,
50	7.950%, 05/15/18	57,606

		1,125,871

Energy–Integrated 0.2%
	Hess Corp., Sr. Unsec’d. Notes,
295	7.000%, 02/15/14	337,326

Energy–Other 0.5%
	Anadarko Petroleum Corp., Sr. Unsec’d. Notes,
175	6.375%, 09/15/17	206,297
35	6.450%, 09/15/36	38,148
	Forest Oil Corp., Gtd. Notes,
300	8.500%, 02/15/14	326,250

	Pioneer Natural Resources Co., Sr. Unsec’d. Notes,
200	6.875%, 05/01/18	219,989

		790,684

Foods 1.3%
	Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes,
250	4.125%, 01/15/15	272,247
225	8.000%, 11/15/39	322,697
	ARAMARK Corp., Gtd. Notes,
500	8.500%, 02/01/15	520,000
	ConAgra Foods, Inc., Sr. Unsec’d. Notes,
250	7.000%, 04/15/19	294,671
	Kraft Foods, Inc., Sr. Unsec’d. Notes,
75	6.875%, 01/26/39	91,156
	Smithfield Foods, Inc., Sr. Sec’d. Notes,
350	10.000%, 07/15/14	409,062
	SUPERVALU, Inc., Sr. Unsec’d. Notes,
205	7.500%, 11/15/14	208,844
	Tyson Foods, Inc., Gtd. Notes,
90	6.850%, 04/01/16	100,237

		2,218,914

Gaming 0.3%
	MGM Resorts International, Sr. Sec’d. Notes,
450	13.000%, 11/15/13	536,625

Healthcare & Pharmaceutical 0.4%
	Becton Dickinson and Co., Sr. Unsec’d. Notes,
50	5.000%, 11/12/40	50,327
	HCA, Inc., Sec’d. Notes, PIK,
210	9.625%, 11/15/16	224,700
	Mylan, Inc., Gtd. Notes, 144A,
170	7.625%, 07/15/17	186,575
	Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes,
200	5.000%, 08/15/14	218,314
	Wyeth, Gtd. Notes,
70	6.450%, 02/01/24	86,167

		766,083

Healthcare Insurance 0.5%
	Cigna Corp., Sr. Unsec’d. Notes,
140	5.875%, 03/15/41	144,555
	Coventry Health Care, Inc., Sr. Unsec’d. Notes,
360	6.125%, 01/15/15	397,998
	UnitedHealth Group, Inc., Sr. Unsec’d. Notes,
235	6.625%, 11/15/37	276,365

		818,918

Insurance 1.1%
	American International Group, Inc.,
	Sr. Unsec’d. Notes,
75	6.400%, 12/15/20	82,283
100	8.250%, 08/15/18	118,530
	Sr. Unsec’d. Notes, MTN,
300	5.850%, 01/16/18	317,926

	Chubb Corp., Jr. Sub. Notes,
140	6.375%, 03/29/67(b)	144,550
	Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A,
90	6.500%, 03/15/35	88,742
	Lincoln National Corp.,
	Jr. Sub. Notes,
30	6.050%, 04/20/67(b)	28,500
	Sr. Unsec’d. Notes,
80	6.150%, 04/07/36	85,204
200	8.750%, 07/01/19	259,559
	MetLife, Inc., Sr. Unsec’d. Notes,
100	7.717%, 02/15/19	124,168
	Northwestern Mutual Life Insurance, 144A,
50	6.063%, 03/30/40	54,902
	Progressive Corp. (The), Jr. Sub. Notes,
100	6.700%, 06/15/37(b)	103,250
	Teachers Insurance & Annuity Association of America, Sub. Notes, 144A,
210	6.850%, 12/16/39	248,186
	Unum Group, Sr. Unsec’d. Notes,
245	7.125%, 09/30/16	285,460

		1,941,260

Lodging 0.7%
	Felcor Lodging LP, Sr. Sec’d. Notes,
196	10.000%, 10/01/14	221,725
	Host Hotels & Resorts LP, Gtd. Notes, Ser. O,
420	6.375%, 03/15/15	428,400
	Starwood Hotels & Resorts Worldwide, Inc., Gtd. Notes,
300	7.875%, 05/01/12	313,500
	Wyndham Worldwide Corp., Sr. Unsec’d. Notes,
150	5.750%, 02/01/18	158,701

		1,122,326

Media & Entertainment 2.2%
	CBS Corp., Gtd. Notes,
500	8.200%, 05/15/14	587,081
	Gannett Co., Inc., Sr. Unsec’d. Notes,
100	6.375%, 04/01/12	102,875
	Historic TW, Inc., Gtd. Notes,
130	6.625%, 05/15/29	146,017
	Lin Television Corp.,
	Gtd. Notes,
100	6.500%, 05/15/13	100,000
	Ser. B,
260	6.500%, 05/15/13	260,000
	NBC Universal, Inc., Sr. Unsec’d. Notes, 144A,
100	4.375%, 04/01/21	102,227
	News America, Inc., Gtd. Notes,
415	6.150%, 03/01/37	416,734
120	6.150%, 02/15/41, 144A	119,721
60	6.900%, 08/15/39	64,733
	Nielsen Finance LLC / Nielsen Finance Co., Gtd. Notes,
250	11.625%, 02/01/14	290,625

	R.R. Donnelley & Sons Co., Sr. Unsec’d. Notes,
600	4.950%, 04/01/14	621,000
450	8.600%, 08/15/16	495,000
	Time Warner Cos., Inc., Gtd. Notes,
99	6.950%, 01/15/28	113,276
	Viacom, Inc., Sr. Unsec’d. Notes,
55	4.375%, 09/15/14	59,656
165	6.750%, 10/05/37	190,456

		3,669,401

Metals 0.9%
	Metals USA, Inc., Sr. Sec’d. Notes,
600	11.125%, 12/01/15	636,000
	Newmont Mining Corp., Gtd. Notes,
200	6.250%, 10/01/39	221,429
	Steel Dynamics, Inc., Gtd. Notes,
400	6.750%, 04/01/15	412,500
	United States Steel Corp., Sr. Unsec’d. Notes,
200	5.650%, 06/01/13	207,500

		1,477,429

Non-Captive Finance 1.5%
	CIT Group, Inc., Sec’d. Notes, 144A,
350	7.000%, 05/02/17	350,875
	General Electric Capital Corp.,
	Sr. Unsec’d. Notes, MTN,
650	4.625%, 01/07/21	668,601
	Sr. Unsec’d. Notes, Ser. G, MTN,
SGD 200	2.960%, 05/18/12	168,432
	Sub. Notes,
100	5.300%, 02/11/21	106,594
	International Lease Finance Corp.,
	Sr. Sec’d. Notes, 144A,
200	6.500%, 09/01/14	212,000
	Sr. Unsec’d. Notes,
75	5.750%, 05/15/16	74,844
125	6.250%, 05/15/19	124,738
	SLM Corp.,
	Sr. Notes, MTN,
55	6.250%, 01/25/16	57,552
	Sr. Unsec’d. Notes, MTN,
510	5.050%, 11/14/14	519,517
60	8.000%, 03/25/20	65,739
225	8.450%, 06/15/18	251,564

		2,600,456

Packaging 0.4%
	Sealed Air Corp., Sr. Unsec’d. Notes, 144A,
600	5.625%, 07/15/13	630,620

Paper 0.8%
	International Paper Co., Sr. Unsec’d. Notes,
75	7.300%, 11/15/39	86,185

200	7.950%, 06/15/18	245,891
	MeadWestvaco Corp., Sr. Unsec’d. Notes,
450	7.375%, 09/01/19	513,984
	Rock-Tenn Co., Gtd. Notes,
200	9.250%, 03/15/16	216,250
	Verso Paper Holdings LLC / Verso Paper, Inc., Sr. Sec’d. Notes,
200	11.500%, 07/01/14	212,500

		1,274,810

Pipelines & Other 0.5%
	CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes,
200	6.625%, 11/01/37	227,481
	Energy Transfer Partners LP, Sr. Unsec’d. Notes,
180	4.650%, 06/01/21	179,940
	Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes,
100	5.850%, 09/15/12	105,095
170	7.300%, 08/15/33	200,138
	Northwest Pipeline GP, Sr. Unsec’d. Notes,
75	6.050%, 06/15/18	86,566

		799,220

Real Estate Investment Trusts 1.0%
	Duke Realty LP, Sr. Unsec’d. Notes,
600	5.625%, 08/15/11	600,866
	Hospitality Properties Trust, Sr. Unsec’d. Notes,
250	7.875%, 08/15/14	283,526
	Post Apartment Homes LP, Sr. Unsec’d. Notes,
100	5.450%, 06/01/12	102,654
	Senior Housing Properties Trust, Sr. Unsec’d. Notes,
200	8.625%, 01/15/12	205,732
	Simon Property Group LP, Sr. Unsec’d. Notes,
95	4.200%, 02/01/15	102,193
125	6.750%, 05/15/14	141,720
	WEA Finance LLC / WT Finance Aust Pty Ltd., Gtd. Notes, 144A,
200	5.750%, 09/02/15	224,748

		1,661,439

Retailers 0.4%
	CVS Caremark Corp., Sr. Unsec’d. Notes,
200	6.125%, 09/15/39	217,557
	Sally Holdings LLC / Sally Capital, Inc., Gtd. Notes,
200	9.250%, 11/15/14	208,500
	Wal-Mart Stores, Inc., Sr. Unsec’d. Notes,
75	5.000%, 10/25/40	75,954
100	5.625%, 04/15/41	110,654

		612,665

Technology 0.6%
	Amphenol Corp., Sr. Unsec’d. Notes,
250	4.750%, 11/15/14	273,907
	Arrow Electronics, Inc., Sr. Unsec’d. Notes,
50	3.375%, 11/01/15	51,673
	Fiserv, Inc., Gtd. Notes,
50	3.125%, 10/01/15	51,571

45	3.125%, 06/15/16	45,828
	SunGard Data Systems, Inc., Gtd. Notes,
150	7.625%, 11/15/20	152,625
250	10.250%, 08/15/15	259,375
	Xerox Corp., Sr. Unsec’d. Notes,
225	4.250%, 02/15/15	242,282

		1,077,261

Telecommunications 1.2%
	AT&T, Inc., Sr. Unsec’d. Notes,
130	6.550%, 02/15/39	148,898
	CC Holdings GS V LLC / Crown Castle GS III Corp., Sr. Sec’d. Notes, 144A,
300	7.750%, 05/01/17	328,125
	Embarq Corp., Sr. Unsec’d. Notes,
465	7.082%, 06/01/16 (original cost $525,632; purchased 05/04/11- 05/11/11)(e)(f)	531,969
	Nextel Communications, Inc., Gtd. Notes, Ser. E,
290	6.875%, 10/31/13	291,269
	Qwest Corp., Sr. Unsec’d. Notes,
200	8.375%, 05/01/16	237,000
200	8.875%, 03/15/12	209,000
	Sprint Capital Corp., Gtd. Notes,
150	8.375%, 03/15/12	155,625
	Verizon Communications, Inc., Sr. Unsec’d. Notes,
85	6.400%, 02/15/38	97,609

		1,999,495

Tobacco 0.5%
	Altria Group, Inc., Gtd. Notes,
250	9.950%, 11/10/38	365,172
	Lorillard Tobacco Co., Gtd. Notes,
80	8.125%, 06/23/19	96,109
	Reynolds American, Inc., Gtd. Notes,
300	6.750%, 06/15/17	352,367

		813,648

	Total corporate bonds	39,748,525

MORTGAGE-BACKED SECURITY 9.6%
	Federal National Mortgage Association,
15,500	4.500%, TBA 30 YR	16,178,125

MUNICIPAL BONDS 2.3%
	California St. Build America Bonds,
75	7.625%, 03/01/40	93,251

	California St. Build America Bonds, Taxable Var. Purp. GO,
115	7.500%, 04/01/34	140,642
	Chicago Ill. Brd. Ed., Build America Bonds, Taxable Ser. E,
100	6.138%, 12/01/39	104,952
	City of Chicago IL, O’Hare International Arpt., Build America Bonds,
60	6.395%, 01/01/40	66,103
	Connecticut St. Spl. Tax Obligation Rev., Build America Bonds,
275	5.459%, 11/01/30	283,915
	District of Columbia Income Tax Rev., Build America Bonds,
175	5.582%, 12/01/35	191,320
	District of Columbia Wtr. & Sewr. Auth. Pub. Util. Rev., Taxable, Build America Bonds,
175	5.522%, 10/01/44	184,998
	Metropolitan Government of Nashville & Davidson Cnty., Convention Center Auth., Build America Bonds,
125	6.731%, 07/01/43	132,004
	New Jersey St. Tpk. Auth. Tpk. Rev., Build America Bonds, Taxable, Issuer Subsidy Rev.,
	Ser. A,
200	7.102%, 01/01/41	247,462
	Ser. F,
100	7.414%, 01/01/40	127,694
	New York, NY, Build America Bonds,
250	5.968%, 03/01/36	272,425
	Ohio St. Univ. Gen. Rcpts., Build America Bonds,
165	4.910%, 06/01/40	164,081
	Ohio St. Wtr. Dev. Auth. Wtr. Pollutn. Ctl. Rev. Taxable, Build America Bonds,
500	4.879%, 12/01/34	497,130
	Pennsylvania St. Tpk. Commission, Tpk. Rev., Build America Bonds,
295	5.511%, 12/01/45	299,602
	Regional Transn. Dist. Colo. Sales Tax Rev., Build America Bonds, Ser. B,
75	5.844%, 11/01/50	85,020
	Salt River Project Agricultural Improvement & Pwr. Dist., Elec. Sys. Rev., Build America Bonds,
250	4.839%, 01/01/41	249,172
	Texas St. Transn. Commn. Rev. Taxable First Tier. Ser. B, Build America Bonds, Direct pmt.,
150	5.028%, 04/01/26	167,158
	University of Calif. Rev. Build America Bonds,
150	5.770%, 05/15/43	153,978
	University TX, Perm. Univ. Build America Bonds,
250	5.262%, 07/01/39	264,863
	Utah St. Build America Bonds, Ser. D, GO,
150	4.554%, 07/01/24	163,867

	Total municipal bonds	3,889,637

U.S. GOVERNMENT AGENCY OBLIGATION 0.2%
	Federal Home Loan Mortgage Corp.,
330	2.000%, 08/25/16	334,545

U.S. TREASURY SECURITIES 1.1%
	U.S. Treasury Bonds,
760	4.750%, 02/15/41	841,819
	U.S. Treasury Notes,
300	0.625%, 06/30/12(a)	300,948
229	1.500%, 06/30/16	105,639
105	1.500%, 07/31/16	230,754
355	3.125%, 05/15/21	364,706

	Total U.S. treasury securities	1,843,866

PREFERRED STOCK 0.1%

Shares
Banking
4,000	Citigroup Capital XIII (Capital Security, fixed to floating preferred), 7.875%(b)	108,280

	Total long-term investments (cost $153,572,317)	162,585,266

SHORT-TERM INVESTMENTS 11.2%
Affiliated Money Market Mutual Fund 10.7%
17,974,326	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund(g) (cost $17,974,326)	17,974,326

Notional Amount (000)#
OPTIONS PURCHASED(h) 0.5%
Put Options
$ 2,500	United States Dollar/Brazilian Real, expiring 01/17/12 @ 1.8405	391,653
2,510	United States Dollar/Indian Rubee, expiring 12/21/11 @ 47.63	169,462
2,576	United States Dollar/New Turkish Lira, expiring 12/14/11 @ 1.585	11,379

2,582	United States Dollar/South African Rand, expiring 12/05/11 @ 7.325	235,512

	Total options purchased(i) (cost $561,715)	808,006

	Total short-term investments (cost $18,536,041)	18,782,332

	Total Investments(j) 107.8% (cost $172,108,358)(k)	181,367,598
	Liabilities in excess of other assets(l) (7.8%)	(13,090,773)

	Net Assets 100.0%	$ 168,276,825

The following abbreviations are used in portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

RegS—Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

GO—General Obligation

CDO—Collateralized Debt Obligation

CLO—Collateralized Loan Obligation

MTN—Medium Term Note

NA—Not applicable

PIK—Payment-in-Kind

TBA—To Be Announced

ARS—Argentine Peso

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNY—Chinese Yuan Renminbi

COP—Colombian Peso

CZK—Czech Koruna

DKK—Danish Krone

EUR—Euro

GBP—British Pound

HKD—Hong Kong Dollar

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli New Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Nuevo Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

NZD—New Zealand Dollar

PHP—Philippine Peso

PLN—Polish Zloty

RON—Romanian New Lei

RUB—Russian Rouble

SEK—Swedish Krona

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

TWD—New Taiwan Dollar

ZAR—South African Rand

BBR—New Zealand Bank Bill Rate

BBSW—Australian Bank Bill Swap Reference Rate

BUBOR—Budapest Interbank Offered Rate

CIBOR—Copenhagen Interbank Offered Rate

EURIBOR—Euro Interbank Offered Rate

JIBAR—Johannesburg Interbank Agreed Rate

HIBOR—Hong Kong Interbank Offered Rate

LIBOR—London Interbank Offered Rate

NIBOR—Norway Interbank Offered Rate

PRIBOR—Prague Interbank Offered Rate

SOR—Swap Offer Rate

STIBOR—Stockholm Interbank Offered Rate

WIBOR—Warsaw Interbank Offered Rate

#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2011.
(c)	Represents a zero coupon bond. Rate shown reflects the effective yield at July 31, 2011.
(d)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(e)	Indicates a security that has been deemed illiquid.
(f)	Indicates a restricted security, the aggregate original cost of such securities is $945,991. The aggregate value of $993,728 is approximately 0.6% of net assets.
(g)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.
(h)	Non-income producing security.
(i)	The amount represents the fair value of derivative instruments subject to foreign exchange contracts risk exposure as of July 31, 2011.
(j)	As of July 31, 2011, five securities representing $2,216,267 and 1.3% of net assets were fair valued in accordance with the policies adopted by the Board of Directors.
(k)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of July 31, 2011 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$175,023,295	$7,466,760	$(1,122,457)	$6,344,303

The differences between book basis and tax basis are primarily attributable to the deferred losses on wash sales, deferred losses on foreign currencies and difference in the treatment of amortization of premiums as of the most recent fiscal year end.

(l)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding as of July 31, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2011	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
2	2 Year U.S. Treasury Notes	Sep. 2011	$439,380	$439,844	$464
5	AUST. 10 Year Bond	Sep. 2011	581,722	600,939	19,217
31	CAN 10 Year Bond	Sep. 2011	4,017,285	4,137,443	120,158
88	Euro-BOBL	Sep. 2011	14,712,791	15,111,762	398,971
20	Euro-BTP Italian Gov’t. Bond	Sep. 2011	3,137,323	2,873,236	(264,087)
23	Euro-Bund	Sep. 2011	4,175,304	4,308,245	132,941
6	Euro-Buxl 30 Year	Sep. 2011	909,881	957,151	47,270
21	Euro-Schatz	Sep. 2011	3,242,123	3,272,028	29,905
12	Fed Fund 30 Day	Sep. 2011	4,994,719	4,993,900	(819)
1	JPN 10 Year Bond	Sep. 2011	1,828,949	1,842,307	13,358
19	Long Gilt	Sep. 2011	3,747,067	3,901,234	154,167
12	U.S. Long Bond	Sep. 2011	1,515,777	1,537,500	21,723
	Short Positions:
20	30 Day Interbank	Apr. 2012	5,181,209	5,172,572	8,637
40	5 Year U.S. Treasury Notes	Sep. 2011	4,825,638	4,857,813	(32,175)
121	10 Year U.S. Treasury Notes	Sep. 2011	15,101,783	15,208,187	(106,404)
16	U.S. Ultra Bond	Sep. 2011	2,054,512	2,111,000	(56,488)

					$486,838

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2011.

Forward foreign currency exchange contracts outstanding as of July 31, 2011:
Purchase Contracts	Counterparty	Notional Amount		Value at Settlement Date Payable	Value at July 31, 2011	Unrealized Appreciation (Depreciation)(1)
Argentine Peso,
Expiring 08/23/11	Citibank NA	ARS	2,896,369	$697,500	$696,369	$(1,131)
Expiring 01/27/12	Citibank NA	ARS	4,147,160	946,300	950,954	4,654
Expiring 01/27/12	Citibank NA	ARS	845,025	190,000	193,766	3,766
Expiring 05/16/12	Citibank NA	ARS	3,228,619	697,100	714,598	17,498
Australian Dollar,
Expiring 08/23/11	Citibank NA	AUD	210,377	231,300	230,364	(936)
Expiring 08/23/11	Morgan Stanley	AUD	376,190	411,775	411,931	156
Expiring 08/23/11	UBS AG	AUD	4,091,647	4,358,431	4,480,378	121,947
Brazilian Real,
Expiring 10/26/11	Citibank NA	BRL	1,157,284	698,000	730,062	32,062
Expiring 10/26/11	Citibank NA	BRL	808,494	486,400	510,031	23,631
Expiring 10/26/11	Citibank NA	BRL	765,123	470,700	482,671	11,971
Expiring 10/26/11	Citibank NA	BRL	640,476	409,800	404,039	(5,761)
Expiring 01/19/12	Citibank NA	BRL	387,878	234,000	240,722	6,722
Expiring 01/19/12	Citibank NA	BRL	341,757	190,500	212,098	21,598
Expiring 01/19/12	UBS AG	BRL	916,910	507,000	569,045	62,045
British Pound,
Expiring 08/25/11	Citibank NA	GBP	562,174	925,400	922,537	(2,863)
Expiring 08/25/11	JPMorgan	GBP	1,392,418	2,267,940	2,284,982	17,042
Expiring 08/25/11	JPMorgan	GBP	851,042	1,394,000	1,396,574	2,574
Expiring 08/25/11	JPMorgan	GBP	839,711	1,377,614	1,377,979	365
Expiring 08/25/11	JPMorgan	GBP	82,195	134,900	134,883	(17)
Expiring 08/25/11	Morgan Stanley	GBP	30,606	50,000	50,225	225
Canadian Dollar,
Expiring 08/22/11	JPMorgan	CAD	392,618	412,345	410,720	(1,625)
Expiring 08/22/11	Morgan Stanley	CAD	9,062,293	9,416,074	9,480,114	64,040
Expiring 08/22/11	Morgan Stanley	CAD	139,653	146,100	146,092	(8)
Chilean Peso,
Expiring 08/17/11	Citibank NA	CLP	195,095,120	418,300	425,422	7,122
Expiring 08/17/11	UBS AG	CLP	198,548,625	416,900	432,953	16,053
Expiring 09/08/11	Citibank NA	CLP	220,330,250	467,544	479,005	11,461
Chinese Yuan Renminbi,
Expiring 03/26/12	UBS AG	CNY	16,977,599	2,641,400	2,652,095	10,695
Expiring 03/26/12	UBS AG	CNY	3,501,034	545,800	546,902	1,102
Expiring 03/26/12	UBS AG	CNY	1,184,990	185,000	185,109	109
Expiring 08/02/12	UBS AG	CNY	21,068,100	3,304,800	3,306,564	1,764
Colombian Peso,
Expiring 12/06/11	Citibank NA	COP	1,115,079,750	629,100	624,025	(5,075)
Expiring 12/06/11	Citibank NA	COP	861,840,000	456,000	482,306	26,306
Expiring 12/06/11	Citibank NA	COP	757,900,500	393,000	424,139	31,139
Expiring 12/06/11	Citibank NA	COP	756,378,426	418,300	423,288	4,988
Expiring 12/06/11	Citibank NA	COP	612,111,600	324,900	342,552	17,652
Expiring 12/06/11	Citibank NA	COP	605,052,500	325,000	338,602	13,602

Expiring 12/06/11	Citibank NA	COP	557,996,000	318,400	312,268	(6,132)
Expiring 12/06/11	Citibank NA	COP	507,846,098	286,300	284,203	(2,097)
Expiring 12/06/11	Citibank NA	COP	477,096,500	251,600	266,995	15,395
Expiring 12/06/11	Citibank NA	COP	466,925,000	250,000	261,302	11,302
Expiring 12/06/11	Citibank NA	COP	362,175,690	194,000	202,682	8,682
Expiring 12/06/11	Citibank NA	COP	351,364,000	188,500	196,632	8,132
Expiring 12/06/11	Citibank NA	COP	218,694,000	123,000	122,386	(614)
Expiring 12/06/11	UBS AG	COP	1,016,955,000	558,000	569,112	11,112
Expiring 12/06/11	UBS AG	COP	854,220,000	460,000	478,042	18,042
Expiring 12/06/11	UBS AG	COP	612,358,400	326,000	342,690	16,690
Expiring 12/06/11	UBS AG	COP	611,195,750	324,500	342,040	17,540
Expiring 12/06/11	UBS AG	COP	607,136,750	331,000	339,768	8,768
Expiring 12/06/11	UBS AG	COP	476,440,500	254,000	266,628	12,628
Czech Koruna,
Expiring 08/24/11	JPMorgan	CZK	5,534,283	326,600	328,885	2,285
Expiring 08/24/11	UBS AG	CZK	64,429,191	3,735,831	3,828,820	92,989
Danish Krone,
Expiring 08/24/11	Morgan Stanley	DKK	7,326,975	1,395,956	1,412,356	16,400
Euro,
Expiring 08/22/11	JPMorgan	EUR	575,103	826,200	825,959	(241)
Expiring 08/25/11	Goldman Sachs	EUR	11,150,529	16,012,884	16,013,245	361
Expiring 08/25/11	JPMorgan	EUR	403,730	578,300	579,796	1,496
Expiring 08/25/11	Morgan Stanley	EUR	549,200	779,960	788,705	8,745
Expiring 08/25/11	UBS AG	EUR	338,200	485,264	485,688	424
Expiring 08/26/11	JPMorgan	EUR	341,000	489,437	489,698	261
Hungarian Forint,
Expiring 08/24/11	Citibank NA	HUF	481,205,662	2,531,244	2,556,260	25,016
Expiring 08/24/11	Citibank NA	HUF	60,963,117	320,400	323,848	3,448
Expiring 08/24/11	Citibank NA	HUF	60,949,142	317,300	323,774	6,474
Expiring 08/24/11	Citibank NA	HUF	60,769,916	320,400	322,822	2,422
Expiring 08/24/11	UBS AG	HUF	121,735,072	649,000	646,681	(2,319)
Indian Rupee,
Expiring 12/23/11	UBS AG	INR	23,046,000	501,000	508,291	7,291
Expiring 12/23/11	UBS AG	INR	10,814,310	237,000	238,515	1,515
Indonesian Rupiah,
Expiring 09/28/11	UBS AG	IDR	12,063,958,960	1,386,662	1,408,262	21,600
Expiring 09/28/11	UBS AG	IDR	6,855,420,000	799,000	800,254	1,254
Israeli New Shekel,
Expiring 08/26/11	Goldman Sachs	ILS	4,016,234	1,177,575	1,171,808	(5,767)
Japanese Yen,
Expiring 08/25/11	JPMorgan	JPY	39,523,448	513,800	513,569	(231)
Expiring 08/25/11	JPMorgan	JPY	25,628,092	327,800	333,013	5,213
Expiring 08/25/11	Morgan Stanley	JPY	11,534,942	147,500	149,886	2,386
Expiring 08/25/11	UBS AG	JPY	1,739,542,449	22,129,894	22,603,693	473,799
Expiring 08/25/11	UBS AG	JPY	49,211,997	624,800	639,463	14,663
Expiring 08/25/11	UBS AG	JPY	28,038,902	363,800	364,339	539

Malaysian Ringgit,
Expiring 10/11/11	UBS AG	MYR	2,885,688	952,467	966,929	14,462
Expiring 11/14/11	UBS AG	MYR	2,107,835	699,000	704,498	5,498
Expiring 11/14/11	UBS AG	MYR	1,696,857	555,800	567,138	11,338
Expiring 11/14/11	UBS AG	MYR	467,390	154,000	156,215	2,215
Mexican Nuevo Peso,
Expiring 08/22/11	JPMorgan	MXN	37,807,147	3,193,343	3,214,388	21,045
New Taiwan Dollar,
Expiring 12/09/11	Morgan Stanley	TWD	55,590,718	1,891,162	1,932,448	41,286
Expiring 12/09/11	Morgan Stanley	TWD	37,450,881	1,288,300	1,301,870	13,570
Expiring 12/09/11	UBS AG	TWD	22,359,889	788,500	777,276	(11,224)
Expiring 12/09/11	UBS AG	TWD	15,721,962	561,900	546,528	(15,372)
Expiring 12/09/11	UBS AG	TWD	12,693,501	443,000	441,252	(1,748)
Expiring 12/09/11	UBS AG	TWD	11,239,083	394,700	390,694	(4,006)
Expiring 12/09/11	UBS AG	TWD	4,175,762	147,579	145,158	(2,421)
New Zealand Dollar,
Expiring 08/23/11	Citibank NA	NZD	322,229	280,900	282,757	1,857
Expiring 08/23/11	Goldman Sachs	NZD	5,344,308	4,560,324	4,689,641	129,317
Expiring 08/23/11	Morgan Stanley	NZD	475,212	412,376	416,999	4,623
Norwegian Krone,
Expiring 08/24/11	Goldman Sachs	NOK	3,092,956	567,900	573,587	5,687
Expiring 08/24/11	JPMorgan	NOK	23,493,418	4,267,826	4,356,842	89,016
Philippine Peso,
Expiring 08/22/11	Citibank NA	PHP	53,566,504	1,231,131	1,268,784	37,653
Expiring 11/09/11	UBS AG	PHP	33,267,399	780,833	782,607	1,774
Expiring 11/09/11	UBS AG	PHP	20,237,805	470,100	476,089	5,989
Expiring 11/09/11	UBS AG	PHP	6,073,200	140,000	142,871	2,871
Polish Zloty,
Expiring 08/24/11	Citibank NA	PLN	903,626	320,400	323,920	3,520
Expiring 08/24/11	Morgan Stanley	PLN	9,360,714	3,316,256	3,355,504	39,248
Romanian New Lei,
Expiring 08/24/11	Citibank NA	RON	1,429,131	477,031	484,200	7,169
Expiring 08/24/11	Citibank NA	RON	958,473	320,400	324,738	4,338
Expiring 08/24/11	JPMorgan	RON	954,089	317,300	323,253	5,953
Russian Rouble,
Expiring 08/08/11	Citibank NA	RUB	60,274,267	2,144,572	2,178,923	34,351
Expiring 08/08/11	Citibank NA	RUB	18,729,538	662,500	677,075	14,575
Expiring 08/08/11	Citibank NA	RUB	4,737,390	170,000	171,257	1,257
Expiring 08/08/11	Morgan Stanley	RUB	7,386,269	242,252	267,015	24,763
Expiring 10/05/11	Citibank NA	RUB	8,434,596	299,598	302,956	3,358
Singapore Dollar,
Expiring 08/23/11	Citibank NA	SGD	967,090	795,127	803,205	8,078
Expiring 08/23/11	Morgan Stanley	SGD	5,597,777	4,606,094	4,649,167	43,073
South African Rand,
Expiring 08/26/11	Citibank NA	ZAR	3,303,998	491,700	492,455	755
South Korean Won,
Expiring 09/02/11	Citibank NA	KRW	5,396,833,342	5,085,355	5,106,360	21,005

Swedish Krona,
Expiring 08/24/11	Goldman Sachs	SEK	32,619,513	5,046,719	5,178,058	131,339
Expiring 08/24/11	Morgan Stanley	SEK	3,038,513	480,782	482,337	1,555
Expiring 08/24/11	Morgan Stanley	SEK	2,071,489	320,400	328,830	8,430
Swiss Franc,
Expiring 08/24/11	JPMorgan	CHF	527,941	655,700	671,078	15,378
Expiring 08/24/11	JPMorgan	CHF	132,278	165,000	168,141	3,141
Expiring 08/24/11	UBS AG	CHF	5,144,118	6,276,805	6,538,806	262,001
Expiring 08/26/11	JPMorgan	CHF	264,252	330,000	335,909	5,909
Thai Baht,
Expiring 08/09/11	UBS AG	THB	8,369,229	275,939	280,382	4,443
Expiring 08/31/11	Citibank NA	THB	23,937,391	795,500	800,344	4,844
Expiring 08/31/11	UBS AG	THB	18,128,630	593,700	606,129	12,429
Expiring 10/11/11	Citibank NA	THB	23,813,855	782,000	793,426	11,426
Turkish Lira,
Expiring 08/26/11	Citibank NA	TRY	2,485,228	1,442,400	1,463,597	21,197
Expiring 08/26/11	Citibank NA	TRY	1,391,498	826,200	819,480	(6,720)
Expiring 08/26/11	Citibank NA	TRY	568,372	327,800	334,725	6,925
Expiring 08/26/11	Citibank NA	TRY	568,159	327,800	334,599	6,799
Expiring 08/26/11	Citibank NA	TRY	561,128	330,000	330,459	459

				$160,028,601	$162,397,373	$2,368,772

Sale Contracts	Counterparty	Notional Amount		Value at Settlement Date Receivable	Value at July 31, 2011	Unrealized Appreciation (Depreciation)(1)
Argentine Peso,
Expiring 08/23/11	Citibank NA	ARS	2,896,369	$696,075	$696,369	$(294)
Expiring 08/23/11	Citibank NA	ARS	1,478,575	355,000	355,491	(491)
Expiring 01/27/12	Citibank NA	ARS	2,714,500	610,000	622,442	(12,442)
Expiring 01/27/12	Citibank NA	ARS	2,277,685	507,845	522,279	(14,434)
Brazilian Real,
Expiring 10/26/11	Citibank NA	BRL	1,058,922	661,000	668,011	(7,011)
Expiring 10/26/11	Morgan Stanley	BRL	4,533,340	2,704,856	2,859,815	(154,959)
Expiring 01/19/12	UBS AG	BRL	2,302,375	1,250,000	1,428,881	(178,881)
Canadian Dollar,
Expiring 08/22/11	Morgan Stanley	CAD	1,585,083	1,652,400	1,658,164	(5,764)
Expiring 08/22/11	Morgan Stanley	CAD	387,582	408,300	405,452	2,848
Chilean Peso,
Expiring 08/17/11	Citibank NA	CLP	301,620,175	639,500	657,710	(18,210)
Colombian Peso,
Expiring 12/06/11	Citibank NA	COP	4,540,065,289	2,555,336	2,540,730	14,606
Expiring 12/06/11	Citibank NA	COP	1,218,208,200	632,507	681,739	(49,232)
Expiring 12/06/11	Citibank NA	COP	802,911,500	423,700	449,329	(25,629)
Expiring 12/06/11	Citibank NA	COP	722,529,000	387,000	404,345	(17,345)
Expiring 12/06/11	UBS AG	COP	1,316,794,500	737,700	736,910	790
Czech Koruna,
Expiring 08/24/11	JPMorgan	CZK	14,028,537	826,200	833,671	(7,471)

Euro,
Expiring 08/22/11	JPMorgan	EUR	290,000	412,345	416,496	(4,151)
Expiring 08/23/11	Citibank NA	EUR	565,100	795,126	811,575	(16,449)
Expiring 08/23/11	Morgan Stanley	EUR	290,000	412,376	416,487	(4,111)
Expiring 08/23/11	Morgan Stanley	EUR	290,000	411,775	416,487	(4,712)
Expiring 08/25/11	Citibank NA	EUR	1,159,241	1,652,400	1,664,783	(12,383)
Expiring 08/25/11	JPMorgan	EUR	951,700	1,377,614	1,366,734	10,880
Expiring 08/25/11	JPMorgan	EUR	676,000	948,130	970,802	(22,672)
Expiring 08/25/11	JPMorgan	EUR	124,565	178,930	178,887	43
Expiring 08/25/11	Morgan Stanley	EUR	2,035,178	2,920,265	2,922,714	(2,449)
Expiring 08/25/11	Morgan Stanley	EUR	1,287,806	1,848,136	1,849,415	(1,279)
Hong Kong Dollar,
Expiring 09/22/11	Morgan Stanley	HKD	4,475,500	576,401	574,439	1,962
Expiring 02/07/12	Citibank NA	HKD	3,007,671	387,983	386,442	1,541
Expiring 06/12/12	JPMorgan	HKD	5,348,747	690,379	687,960	2,419
Expiring 10/15/12	Goldman Sachs	HKD	1,021,989	131,730	131,496	234
Hungarian Forint,
Expiring 08/24/11	Citibank NA	HUF	234,639,272	1,239,300	1,246,451	(7,151)
Expiring 08/24/11	Citibank NA	HUF	92,686,054	491,800	492,367	(567)
Expiring 08/24/11	JPMorgan	HUF	124,859,000	661,000	663,276	(2,276)
Expiring 08/24/11	JPMorgan	HUF	92,750,774	495,000	492,711	2,289
Indian Rupee,
Expiring 12/23/11	UBS AG	INR	61,919,000	1,300,000	1,365,655	(65,655)
Expiring 12/23/11	UBS AG	INR	14,632,214	318,022	322,721	(4,699)
Israeli New Shekel,
Expiring 08/26/11	Citibank NA	ILS	1,817,119	528,800	530,177	(1,377)
Expiring 11/02/11	Barclay Capital	ILS	3,444,700	998,059	1,000,488	(2,429)
Expiring 11/02/11	Barclay Capital	ILS	3,500,000	951,165	1,016,550	(65,385)
Expiring 11/02/11	Citibank NA	ILS	2,000,000	584,454	580,886	3,568
Japanese Yen,
Expiring 08/25/11	Citibank NA	JPY	38,116,974	486,700	495,294	(8,594)
Expiring 08/25/11	Morgan Stanley	JPY	50,698,560	643,904	658,779	(14,875)
Expiring 07/23/12	JPMorgan	JPY	100,843,013	1,282,130	1,317,362	(35,232)
Mexican Nuevo Peso,
Expiring 08/22/11	JPMorgan	MXN	6,734,150	575,700	572,542	3,158
New Taiwan Dollar,
Expiring 12/09/11	Citibank NA	TWD	17,871,840	630,400	621,262	9,138
Expiring 12/09/11	Morgan Stanley	TWD	17,896,401	635,300	622,116	13,184
Expiring 12/09/11	UBS AG	TWD	32,197,108	1,135,300	1,119,238	16,062
Expiring 12/09/11	UBS AG	TWD	17,636,720	617,900	613,089	4,811
Expiring 12/09/11	UBS AG	TWD	15,538,444	547,900	540,148	7,752
Expiring 12/09/11	UBS AG	TWD	14,042,952	491,700	488,162	3,538
Expiring 12/09/11	UBS AG	TWD	12,693,494	437,029	441,252	(4,223)
Expiring 12/09/11	UBS AG	TWD	7,439,530	263,160	258,613	4,547
Expiring 12/09/11	UBS AG	TWD	6,622,119	231,300	230,199	1,101

New Zealand Dollar,
Expiring 08/23/11	Citibank NA	NZD	564,016	480,600	494,925	(14,325)
Norwegian Krone,
Expiring 08/24/11	Citibank NA	NOK	2,680,275	495,000	497,055	(2,055)
Philippine Peso,
Expiring 08/22/11	UBS AG	PHP	30,886,144	709,700	731,574	(21,874)
Polish Zloty,
Expiring 08/24/11	Citibank NA	PLN	1,387,351	495,000	497,319	(2,319)
Expiring 08/24/11	Citibank NA	PLN	1,366,121	490,000	489,709	291
Romanian New Lei,
Expiring 08/24/11	JPMorgan	RON	887,635	297,400	300,737	(3,337)
Expiring 08/24/11	UBS AG	RON	1,463,747	491,800	495,928	(4,128)
Russian Rouble,
Expiring 08/08/11	Citibank NA	RUB	37,891,078	1,311,700	1,369,768	(58,068)
Expiring 08/08/11	Citibank NA	RUB	11,851,633	416,900	428,438	(11,538)
Expiring 10/05/11	Citibank NA	RUB	5,319,031	189,394	191,051	(1,657)
Singapore Dollar,
Expiring 05/24/12	UBS AG	SGD	252,803	205,280	210,375	(5,095)
South African Rand,
Expiring 08/26/11	UBS AG	ZAR	1,162,251	171,221	173,231	(2,010)
Expiring 12/07/11	Morgan Stanley	ZAR	9,449,250	1,290,000	1,387,053	(97,053)
South Korean Won,
Expiring 09/02/11	Morgan Stanley	KRW	365,815,485	336,909	346,126	(9,217)
Swedish Krona,
Expiring 08/24/11	Citibank NA	SEK	3,131,259	495,000	497,060	(2,060)
Swiss Franc,
Expiring 08/24/11	JPMorgan	CHF	260,708	317,300	331,391	(14,091)
Expiring 08/24/11	Morgan Stanley	CHF	1,300,372	1,587,939	1,652,932	(64,993)
Thai Baht,
Expiring 08/31/11	UBS AG	THB	17,323,423	559,300	579,207	(19,907)
Turkish Lira,
Expiring 08/26/11	Citibank NA	TRY	1,549,146	908,800	912,321	(3,521)
Expiring 08/26/11	Citibank NA	TRY	1,194,238	692,075	703,309	(11,234)
Expiring 08/26/11	JPMorgan	TRY	833,057	489,437	490,603	(1,166)
Expiring 08/26/11	Morgan Stanley	TRY	557,576	326,600	328,367	(1,767)
Expiring 10/12/11	Citibank NA	TRY	1,500,000	915,695	875,653	40,042
Expiring 11/16/11	Citibank NA	TRY	1,000,000	598,086	580,038	18,048
Expiring 12/15/11	Morgan Stanley	TRY	2,042,768	1,288,000	1,178,378	109,622
Expiring 04/25/12	UBS AG	TRY	465,230	277,501	261,756	15,745

				$59,173,669	$60,009,697	$(836,028)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of July 31, 2011.

Currency swap agreements outstanding as of July 31, 2011:

Counterparty	Termination Date	Notional Amount (000)		Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Depreciation(c)
Citibank NA(a)	05/16/13	EUR	550	5.250%	3 Month LIBOR	$(51,171)	$—	$(51,171)
Citibank NA(b)	11/13/12	JPY	100,000	1.920	6 Month LIBOR	(102,204)	—	(102,204)

						$(153,375)	$—	$(153,375)

(a)	The Fund pays a fixed rate based on a notional amount of EUR 550,000. The Fund receives a floating rate based on a notional amount of $776,875.
(b)	The Fund pays a fixed rate based on a notional amount of JPY 100,000,000. The Fund receives a floating rate based on a notional amount of $1,197,891.
(c)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2011.

Inflation swap agreement outstanding as of July 31, 2011:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Description	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Depreciation(b)
Morgan Stanley Capital Services(a)	08/02/21	$2,300	2.750%	US CPI Urban Consumers NSA	$(25,046)	$—	$(25,046)

(a)	Fund pays the floating rate and receives the fixed rate.
(b)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2011.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Interest rate swap agreements outstanding as of July 31, 2011:

Counterparty	Termination Date	Notional Amount (000)#		Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)(d)
Bank of America NA(a)	06/30/13		$22,000	0.661%	3 Month LIBOR	$(19,654)	—	$(19,654)
Bank of America NA(a)	06/09/14		1,050	1.031	3 Month LIBOR	(7,716)	—	(7,716)
Barclays Bank PLC(a)	06/21/16		1,400	1.870	3 Month LIBOR	(21,353)	—	(21,353)
Barclays Bank PLC(b)	07/22/16		18,000	NA	3 Month LIBOR	3,340	—	3,340
Citibank NA(c)	04/20/13		3,900	0.825	3 Month LIBOR	27,606	—	27,606
Citibank NA(a)	07/07/14		285	1.091	3 Month LIBOR	(2,289)	—	(2,289)
Citibank NA(c)	08/01/21		2,480	4.588	3 Month LIBOR	13,977	—	13,977
JPMorgan Chase Bank NA(c)	05/15/18		5,260	2.318	3 Month LIBOR	7,784	—	7,784
Morgan Stanley Capital Services(c)	12/14/20		1,400	4.910	3 Month LIBOR	37,456	—	37,456
Morgan Stanley Capital Services(c)	06/08/21		1,900	4.640	3 Month LIBOR	17,885	—	17,885
Barclays Bank PLC(c)	02/14/31	AUD	700	6.110	6 Month BBSW	41,371	—	41,371
Barclays Bank PLC(a)	02/14/41	AUD	500	5.860	6 Month BBSW	(35,077)	—	(35,077)
Barclays Bank PLC(c)	02/01/18	CHF	800	1.900	6 Month CHF LIBOR	37,240	—	37,240
UBS AG(c)	07/01/16	CHF	600	1.318	6 Month CHF LIBOR	7,950	—	7,950
Citibank NA(c)	03/15/16	CZK	33,300	2.865	6 Month PRIBOR	69,821	—	69,821
Citibank NA(c)	07/21/16	DKK	6,100	2.790	6 Month CIBOR	5,652	—	5,652
Citibank NA(a)	07/21/16	EUR	800	2.563	6 Month EURIBOR	(4,621)	—	(4,621)
Citibank NA(c)	07/22/16	EUR	500	2.600	6 Month EURIBOR	4,148	—	4,148
JPMorgan Chase Bank NA(c)	04/15/13	EUR	3,200	2.420	6 Month EURIBOR	50,922	—	50,922
JPMorgan Chase Bank NA(c)	04/18/13	EUR	3,200	2.413	6 Month EURIBOR	50,126	—	50,126
JPMorgan Chase Bank NA(c)	04/19/16	EUR	1,600	3.124	6 Month EURIBOR	80,447	—	80,447
JPMorgan Chase Bank NA(c)	05/23/21	EUR	600	3.478	6 Month EURIBOR	27,664	—	27,664
Barclays Bank PLC(c)	04/19/14	HKD	11,600	1.305	3 Month HIBOR	23,064	—	23,064
Citibank NA(c)	03/17/21	HUF	150,000	7.040	6 Month BUBOR	11,062	—	11,062
Bank of America NA(a)	07/05/21	JPY	45,000	1.188	6 Month Yen LIBOR	(7,443)	—	(7,443)
Barclays Bank PLC(c)	06/13/18	JPY	165,000	0.778	6 Month Yen LIBOR	15,087	—	15,087
Barclays Bank PLC(c)	02/02/21	JPY	60,000	1.265	6 Month Yen LIBOR	22,082	—	22,082
Barclays Bank PLC(c)	02/16/21	JPY	96,000	1.365	6 Month Yen LIBOR	46,828	—	46,828
Barclays Bank PLC(c)	06/02/21	JPY	50,000	1.200	6 Month Yen LIBOR	10,453	—	10,453
Barclays Bank PLC(c)	06/16/21	JPY	45,000	1.170	6 Month Yen LIBOR	6,943	—	6,943
Barclays Bank PLC(c)	06/28/21	JPY	40,000	1.123	6 Month Yen LIBOR	3,412	—	3,412
Citibank NA(c)	05/17/20	JPY	186,905	1.388	6 Month Yen LIBOR	103,004	—	103,004
Citibank NA(c)	12/20/20	JPY	90,000	1.353	6 Month Yen LIBOR	39,872	—	39,872
Citibank NA(c)	07/22/21	JPY	30,000	1.090	6 Month Yen LIBOR	859	—	859
Citibank NA(c)	07/21/24	JPY	85,500	1.489	6 Month Yen LIBOR	16,152	—	16,152
Citibank NA(c)	07/04/26	JPY	60,000	1.603	6 Month Yen LIBOR	9,066	—	9,066
Citibank NA(c)	08/02/26	JPY	70,000	1.534	6 Month Yen LIBOR	(44)	—	(44)
Citibank NA(c)	07/21/30	JPY	101,900	1.781	6 Month Yen LIBOR	9,907	—	9,907
JPMorgan Chase Bank NA(c)	03/02/16	JPY	72,000	0.690	6 Month Yen LIBOR	11,206	—	11,206
Morgan Stanley Capital Services(c)	04/04/16	JPY	75,000	0.624	6 Month Yen LIBOR	7,889	—	7,889
UBS AG(c)	07/11/21	JPY	40,000	1.193	6 Month Yen LIBOR	6,714	—	6,714

Bank of America NA(c)	05/27/13	KRW	1,800,000	3.780	3 Month Certificate of Deposit Rate	(3,365)	—	(3,365)
Bank of America NA(a)	05/27/16	KRW	700,000	3.930	3 Month Certificate of Deposit Rate	(1,983)	—	(1,983)
Citibank NA(a)	05/09/12	KRW	4,100,000	3.790	3 Month Certificate of Deposit Rate	(1,834)	—	(1,834)
UBS AG(c)	05/09/12	KRW	4,100,000	3.640	3 Month Certificate of Deposit Rate	(4,436)	—	(4,436)
UBS AG(c)	06/10/13	KRW	1,800,000	3.700	3 Month Certificate of Deposit Rate	(6,305)	—	(6,305)
UBS AG(a)	06/10/16	KRW	700,000	3.880	3 Month Certificate of Deposit Rate	(379)	—	(379)
Barclays Bank PLC(c)	07/05/13	MXN	40,500	5.480	28 Day Mexican Interbank Rate	22,714	—	22,714
Citibank NA(c)	07/21/13	NOK	16,000	3.285	3 Month NIBOR	(7,226)	—	(7,226)
Barclays Bank PLC(c)	06/20/21	NZD	1,000	4.980	3 Month BBR	(6,466)	—	(6,466)
Barclays Bank PLC(c)	05/17/16	PLN	13,200	5.520	6 Month WIBOR	70,524	—	70,524
UBS AG(c)	06/27/21	PLN	4,900	5.390	6 Month WIBOR	3,934	—	3,934
UBS AG(a)	06/27/26	PLN	3,600	5.280	6 Month WIBOR	(2,339)	—	(2,339)
Citibank NA(a)	07/21/13	SEK	18,800	2.820	3 Month STIBOR	(4,729)	—	(4,729)
Barclays Bank PLC(a)	04/11/13	SGD	4,500	0.875	6 Month SOR	(33,752)	—	(33,752)
Citibank NA(c)	04/21/13	SGD	4,500	0.755	6 Month SOR	24,266	—	24,266
Barclays Bank PLC(c)	06/17/16	ZAR	11,000	7.580	3 Month JIBAR	22,878	—	22,878

						$800,294	$—	$800,294

(a)	Fund pays the fixed rate and receives the floating rate.
(b)	Fund pays the floating rate 1 month LIBOR + 4.875 basis points and receives the floating rate.
(c)	Fund pays the floating rate and receives the fixed rate.
(d)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2011.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding as of July 31, 2011:

Counterparty	Termination Date	Notional Amount (000)#(2)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)(3)
Credit Default Swaps on Corporate Issues–Buy Protection(1):
Citibank NA	06/20/14	$500	1.000%	CBS Corp. 4.625%, due 05/15/18	$(9,038)	$22,692	$(31,730)
Citibank NA	03/20/12	600	5.000	XL Capital Ltd., 5.250%, due 09/15/14	(21,400)	(7,732)	(13,668)
Credit Suisse International	03/20/15	420	1.000	Toll Brothers Finance Corp., 5.150%, due 05/15/15	7,092	1,787	5,305
Deutsche Bank AG	03/20/18	250	3.700	American International Group, Inc., 6.250%, due 05/01/36	(19,300)	—	(19,300)
Deutsche Bank AG	03/20/12	100	5.000	Gannett Co., Inc., 6.375%, due 04/01/12	(3,445)	(699)	(2,746)
Deutsche Bank AG	09/20/13	260	1.000	Masco Corp., 6.125%, due 10/03/16	2,456	5,260	(2,804)
Deutsche Bank AG	06/20/14	600	1.000	R.R. Donnelley & Sons Co., 4.950%, due 04/01/14	15,993	27,921	(11,928)
Deutsche Bank AG	06/20/13	600	1.000	Sealed Air Corp., 5.625%, due 07/15/13	(1,139)	4,841	(5,980)
Deutsche Bank AG	03/20/14	250	7.050	Starwood Hotels & Resorts Holdings, Inc., 7.875%, due 05/01/12	(42,408)	—	(42,408)
Goldman Sachs International	03/20/14	350	0.700	Duke Energy Corp., 5.650%, due 06/15/13	(4,884)	—	(4,884)
JPMorgan Chase Bank	09/20/16	450	1.000	R.R. Donnelley & Sons Co., 4.950%, due 04/01/14	47,845	41,127	6,718
JPMorgan Chase Bank	06/20/14	510	5.000	SLM Corp., 5.125%, due 08/27/12	(43,191)	57,473	(100,664)
JPMorgan Chase Bank	09/20/19	450	1.000	Westvaco Corp., 7.950%, due 02/15/31	31,465	7,208	24,257

					$(39,954)	$159,878	$(199,832)

Counterparty	Termination Date	Notional Amount (000)#(2)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)(3)
Credit Default Swaps on Credit Index-Buy Protection(1):
Morgan Stanley Capital Services	06/20/16	$2,500	1.000%	CDX.NA.IG.16.V1	$(7,878)	$(4,342)	$(3,536)

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of July 31, 2011.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Foreign Bonds	$—	$65,293,994	$2,571,883
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	—	4,988,391	5,086,753
Residential Mortgage-Backed Securities	—	8,798,145	—
Bank Loans	—	1,125,972	578,985
Commercial Mortgage-Backed Securities	—	12,038,165	—
Corporate Bonds	—	39,748,525	—
Mortgage-Backed Security	—	16,178,125	—
Municipal Bonds	—	3,889,637	—
U.S. Government Agency Obligation	—	334,545	—
U.S. Treasury Securities	—	1,843,866	—
Preferred Stock	108,280	—	—
Affiliated Money Market Mutual Fund	17,974,326	—	—
Options Purchased	—	808,006	—
Other Financial Instruments*
Futures	486,838	—	—
Forward Foreign Currency Contracts	—	1,532,744	—
Currency Swap Agreements	—	(153,375)	—
Interest Rate Swap Agreements	—	775,248	—
Credit Default Swap Agreements	—	(198,484)	(4,884)

Total	$18,569,444	$157,003,504	$8,232,737

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Foreign Bonds	Non-Residential Mortgage-Backed Securities	Bank Loans	Credit Default Swap
Balance as of 10/31/10	$—	$307,180	$271,500	$—
Realized gain (loss)	—	—	—	— **
Change in unrealized appreciation (depreciation)***	416,173	44,130	13,463	(298)
Purchases	—	3,106,940	294,022	—
Sales	—	(647,632)	—	—
Accrued discount/premium	—	16,838	—	—
Transfers into Level 3	2,155,710	2,259,297	—	(4,586)
Transfers out of Level 3	—	—	—	—

Balance as of 07/31/11	$2,571,883	$5,086,753	$578,985	$(4,884)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
**	The realized loss incurred during the period for the other financial instruments was $1,858.
***	Of which, $473,468 was included in Net Assets relating to securities held at the reporting period end.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there were one foreign bond, six non-residential mortgage-backed securities and one credit default swap transferred into Level 3 as a result of using a single broker quote.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2011 was as follows:

Sovereigns	24.9%
Affiliated Money Market Mutual Fund	10.7
Mortgage-Backed Security	9.6
Commercial Mortgage-Backed Securities	7.2
Non-Corporate Foreign Agency	6.8
Banking	6.3
Non-Residential Mortgage-Backed Securities	6.0
Residential Mortgage-Backed Securities	5.2
Media & Entertainment	3.1
Municipal Bonds	2.3
Insurance	2.0
Telecommunications	1.7
Metals	1.6
Cable	1.5
Non-Captive Finance	1.5
Electric	1.4
Foods	1.4
Technology	1.4
Capital Goods	1.2
U.S. Treasury Securities	1.1
Building Materials & Construction	1.0
Energy — Other	1.0
Real Estate Investment Trusts	1.0
Pipelines & Other	0.9
Paper	0.8
Lodging	0.7
Tobacco	0.7
Healthcare & Pharmaceutical	0.6
Healthcare Insurance	0.5
Options	0.5
Chemicals	0.4
Consumer	0.4
Gaming	0.4
Packaging	0.4
Retailers	0.4
Airlines	0.3
Automotive	0.3
Energy — Integrated	0.3
U.S. Government Agency Obligation	0.2
Railroads	0.1

107.8
Liabilities in excess of other assets	(7.8)

Net Assets	100.0%

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisors; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Advisor in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Advisor in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Illiquid securities are valued in accordance with the fair valuation procedure approved by the Board of Directors.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Director’s approved fair valuation procedures. When determining the fair value of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at fair value.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Global Total Return Fund, Inc.

By (Signature and Title)*	/s/Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	September 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	September 19, 2011

By (Signature and Title)*	/s/Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	September 19, 2011

* Print the name and title of each signing officer under his or her signature.